Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Summary of current and non-current portions of debt
The balances of current and
non-current
portions of debt consist of the following as of June 30, 2021:

(in thousands)	Current	Noncurrent	Total
Term Loan	$9,188	$194,775	$203,963
Revolver	39,878	—	39,878
Less: Debt financing fees	(556)	(1,250)	(1,806)

Total	$48,510	$193,525	$242,035

The balances of current and
non-current
portions of debt consist of the following as of December 31, 2020:

(in thousands)	Current	Noncurrent	Total
Term Loan	$6,563	200,025	206,588
Revolver	39,878	—	39,878
Less: Debt financing fees	(457)	(1,257)	(1,714)

Total	$45,984	198,768	244,752

Summary of Scheduled maturities of long-term debt	Principal maturities of the outstanding debt as of December 31, 2020 are as follows:

(in thousands)
2021	$46,441
2022	11,813
2023	17,062
2024	171,150
2025	—

Total	$246,466